Note 34 - Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - Deutsche Bank AG [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense (benefit):
Tax expense (benefit) for current year	€ 1,330	€ 1,284	€ 919
Adjustments for prior years	(16)	56	(132)
Total current tax expense (benefit)	1,314	1,340	787
Deferred tax expense (benefit):
Origination and reversal of temporary difference, unused tax losses and tax credits	900	1,158	381
Effect of changes in tax law and/or tax rate	23	7	(19)
Adjustments for prior years	(13)	(1,002)	(1,256)
Total deferred tax expense (benefit)	(909)	(163)	894
Total income tax expense (benefit)	€ 2,223	€ 1,503	€ (107)